LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS, NET
Schedule of Long-term investments

		December 31,
		2017	2018
		RMB	RMB
Equity investments without readily determinable fair values
A company providing mechanic training	(a)	12,000	12,000
A company providing intelligent robot products	(b)	24,000	24,000
A company providing information sharing IT platform	(c)	22,500	22,500
Other equity investments without readily determinable fair values	(d)	18,000	20,880
Less：impairment of equity investments without readily determinable fair values		—	(35,000)
Total equity investments without readily determinable fair values, net		76,500	44,380
Equity method investments
Companies providing hockey program management	(e)	670	2,105
A company providing Internet product solutions	(f)	—	13,690
Less：impairment of equity method investments		—	(524)
Total equity method investments, net		670	15,271
Available-for-sale investment	(g)	15,000	15,000
impairment of available-for-sale investments		(15,000)	(15,000)
Total available-for-sale investment, net		—	—
Total long-term investments, net		77,170	59,651

(a)

In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. No impairment loss was recognized for both the years ended December 31, 2017 and 2018.

(b)

In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot product. Based on the fact that the business conditions of this investee deteriorated in fiscal year 2018, the Company recognized impairment loss of nil and RMB24,000 for the years ended December 31, 2017 and 2018, respectively.

(c)

In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform. No impairment loss was recognized for both the years ended December 31, 2017 and 2018.

(d)

During the years ended December 31, 2017 and 2018, the Company acquired minority equity interest in several third-party companies.The Company recognized impairment loss of nil and RMB11,000 for the years ended December 31, 2017 and 2018, respectively.

(e)

In October 2016, the Company paid RMB790 in cash to acquire 28.5% of equity interest of a hockey program management company through investment in its common shares and accounted for the investment using equity method. The Company recognized impairment loss of nil and RMB524 for the year ended December 31, 2017 and 2018, respectively.

In December 2018, the Company paid RMB1,580 in cash to acquire 20% of equity interest in another hockey program management company and accounted for the investment using equity method.

(f)

In January 2018, the company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming account for the investment using equity method. No impairment loss was recognized for the year ended December 31, 2018.

(g)

In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in a private company, which provides employment course trainings and recruitment services.  Because the investment terms contained both substantive liquidation preference over common stock and substantive redemption provision that is not available to common shareholders, the investment is not substantially similar to common stock.  In addition, since the investment is redeemable at the option of the Company, the investment qualifies as a debt security.  The Company recorded the investment as available-for-sale investment and recorded an accumulative increase of RMB5,000 in fair value of the investment with nil income tax effect by the end of 2016, as a component of other comprehensive income. In 2017, the investee received financing through a new private placement, the Company’s equity interest was reduced to  11.25%. However, it was subsequently found that the investee provided overstated financial statements to the new investors during the private placement in 2017 and lost in a lawsuit sued by one of the shareholders. Accordingly, the Company determined it to be an other-than-temporary impairment and fully impaired it in 2017.